Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

6. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	December 31, 2025	December 31, 2024
Accounts receivable	$11,253,459	$6,913,996
Less: expected credit losses	—	—
Accounts receivable, net	$11,253,459	$6,913,996

For the years ended December 31, 2025, 2024 and 2023, the Company did not provide expected credit losses against accounts receivable, as the balance was fully collected as of the date of this report.